UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Principled Capital Management, L.L.C.
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Address:   666 Fifth Avenue, 37th Floor
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           New York,  NY 10103
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Form 13F File Number:  _028-10588_______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald Catenacci
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Title:     Managing Member
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Phone:     (212) 484-5030
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Signature, Place, and Date of Signing:

      /s/ Gerald Catenacci         New York, NY             2/14/07
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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        76
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Form 13F Information Table Value Total:       $419,683
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/ SH/ PUT/    INVSTMT     OTHER       VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS   CUSIP    x($1000) PRN AMT   PRN CALL  DISCRETN  MANAGERS   SOLE    SHARED    NONE
---------------------------- --------------- --------- --------  -------- --- ----  -------- --------- -------- -------- -------
ABER DIAMOND CORP            COM             002893105    991      27,000  SH        SHARED              27,000   0          0
ABERCROMBIE & FITCH CO       CL A            002896207  1,212      17,400  SH        SHARED              17,400   0          0
ADMINISTAFF INC              COM             007094105  1,433      33,500  SH        SHARED              33,500   0          0
AERCAP HOLDINGS NV           SHS             N00985106    691      29,800  SH        SHARED              29,800   0          0
AETNA INC NEW                COM             00817Y108  4,318     100,000  SH        SHARED             100,000   0          0
AK STL HLDG CORP             COM             001547108    862      51,000  SH        SHARED              51,000   0          0
ALCON INC                    COM SHS         H01301102  1,744      15,604  SH        SHARED              15,604   0          0
AMERICAN EXPRESS CO          COM             025816109  1,292      21,300  SH        SHARED              21,300   0          0
AMVESCAP PLC                 SPONSORED ADR   03235E100  4,516     183,200  SH        SHARED             183,200   0          0
AMYLIN PHARMACEUTICALS INC   COM             032346108  1,241      34,400  SH        SHARED              34,400   0          0
APPLERA CORP                 COM CELERA GRP  038020202  3,335     238,400  SH        SHARED             238,400   0          0
ATMI INC                     COM             00207R101 19,527     639,594  SH        SHARED             639,594   0          0
BANK OF AMERICA CORPORATION  COM             060505104 17,875     334,800  SH        SHARED             334,800   0          0
BAUSCH & LOMB INC            COM             071707103  4,327      83,116  SH        SHARED              83,116   0          0
BRIGHT HORIZON FAMILY SOLUTI COM             109195107    476      12,300  SH        SHARED              12,300   0          0
CB RICHARD ELLIS GROUP INC   CL A            12497T101  1,268      38,200  SH        SHARED              38,200   0          0
CHATTEM INC                  COM             162456107  3,055      61,000  SH        SHARED              61,000   0          0
CHECKFREE CORP NEW           COM             162813109  1,446      36,000  SH        SHARED              36,000   0          0
CITIGROUP INC                COM             172967101  1,465      26,300  SH        SHARED              26,300   0          0
CLEVELAND CLIFFS INC         COM             185896107 22,772     470,102  SH        SHARED             470,102   0          0
COUNTRYWIDE FINANCIAL CORP   COM             222372104  1,851      43,600  SH        SHARED              43,600   0          0
CREDIT SUISSE GROUP          SPONSORED ADR   225401108  1,502      21,500  SH        SHARED              21,500   0          0
CYBERONICS INC               COM             23251P102  2,512     121,700  SH        SHARED             121,700   0          0
D R HORTON INC               COM             23331A109    826      31,200  SH        SHARED              31,200   0          0
DADE BEHRING HLDGS INC       COM             23342J206  4,280     107,500  SH        SHARED             107,500   0          0
DAVITA INC                   COM             23918K108  2,177      38,275  SH        SHARED              38,275   0          0
E M C CORP MASS              COM             268648102  5,518     418,023  SH        SHARED             418,023   0          0
ENTEGRIS INC                 COM             29362U104 17,258   1,595,007  SH        SHARED           1,595,007   0          0
FEDERATED DEPT STORES INC DE COM             31410H101  6,449     169,128  SH        SHARED             169,128   0          0
FIRST AMERN CORP CALIF       COM             318522307  3,088      75,900  SH        SHARED              75,900   0          0
FIRST DATA CORP              COM             319963104  6,431     252,000  SH        SHARED             252,000   0          0
GAMESTOP CORP NEW            CL A            36467W109  3,185      57,800  SH        SHARED              57,800   0          0
GOLDCORP INC NEW             COM             380956409  5,079     178,600  SH        SHARED             178,600   0          0
GOLDMAN SACHS GROUP INC      COM             38141G104  3,090      15,500  SH        SHARED              15,500   0          0
GSI COMMERCE INC             COM             36238G102  1,328      70,800  SH        SHARED              70,800   0          0
HOME DEPOT INC               COM             437076102 13,590     338,400  SH        SHARED             338,400   0          0
IAC INTERACTIVECORP          COM NEW         44919P300  7,019     188,892  SH        SHARED             188,892   0          0
ILLUMINA INC                 COM             452327109  2,494      63,450  SH        SHARED              63,450   0          0
ITT CORP NEW                 COM             450911102 16,978     298,800  SH        SHARED             298,800   0          0
LKQ CORP                     COM             501889208  1,793      78,000  SH        SHARED              78,000   0          0
MAGNA ENTMT CORP             CL A            559211107  2,181     483,548  SH        SHARED             483,548   0          0
MARKETAXESS HLDGS INC        COM             57060D108  4,028     296,844  SH        SHARED             296,844   0          0
MEDCO HEALTH SOLUTIONS INC   COM             58405U102  5,215      97,585  SH        SHARED              97,585   0          0
MEMC ELECTR MATLS INC        COM             552715104 11,328     289,428  SH        SHARED             289,428   0          0
MERCK & CO INC               COM             589331107  3,866      88,679  SH        SHARED              88,679   0          0
METAL MGMT INC               COM NEW         591097209  7,199     190,201  SH        SHARED             190,201   0          0
NAUTILUS INC                 COM             63910B102    737      52,671  SH        SHARED              52,671   0          0
NAVTEQ CORP                  COM             63936L100  3,784     108,200  SH        SHARED             108,200   0          0
NEXEN INC                    COM             65334H102  1,381      25,100  SH        SHARED              25,100   0          0
NOVA CHEMICALS CORP          COM             66977W109 13,473     482,900  SH        SHARED             482,900   0          0
NRG ENERGY INC               COM NEW         629377508 19,736     352,363  SH        SHARED             352,363   0          0
NUTRI SYS INC NEW            COM             67069D108    241       3,800  SH        SHARED               3,800   0          0
OMNICARE INC                 COM             681904108 13,559     351,000  SH        SHARED             351,000   0          0
PENN NATL GAMING INC         COM             707569109  2,743      65,900  SH        SHARED              65,900   0          0
PENWEST PHARMACEUTICALS CO   COM             709754105  3,591     216,055  SH        SHARED             216,055   0          0
PITNEY BOWES INC             COM             724479100  2,430      52,600  SH        SHARED              52,600   0          0
POTASH CORP SASK INC         COM             73755L107 14,684     102,342  SH        SHARED             102,342   0          0
PULTE HOMES INC              COM             745867101  1,328      40,100  SH        SHARED              40,100   0          0
RTI INTL METALS INC          COM             74973W107  2,972      37,999  SH        SHARED              37,999   0          0
SARA LEE CORP                COM             803111103  2,028     119,100  SH        SHARED             119,100   0          0
SEARS HLDGS CORP             COM             812350106  3,829      22,800  SH        SHARED              22,800   0          0
SEPRACOR INC                 COM             817315104 17,011     276,247  SH        SHARED             276,247   0          0
SERVICEMASTER CO             COM             81760N109  1,471     112,200  SH        SHARED             112,200   0          0
SOLEXA INC                   COM             83420X105    886      67,400  SH        SHARED              67,400   0          0
SPRINT NEXTEL CORP           COM FON         852061100 15,812     837,061  SH        SHARED             837,061   0          0
ST JUDE MED INC              COM             790849103  7,261     198,600  SH        SHARED             198,600   0          0
STATION CASINOS INC          COM             857689103  8,314     101,800  SH        SHARED             101,800   0          0
TALBOTS INC                  COM             874161102  2,121      88,000  SH        SHARED              88,000   0          0
TALX CORP                    COM             874918105  4,049     147,500  SH        SHARED             147,500   0          0
TELUS CORP                   NON-VTG SHS     87971M202  3,216      72,000  SH        SHARED              72,000   0          0
TEMPUR PEDIC INTL INC        COM             88023U101  5,295     258,800  SH        SHARED             258,800   0          0
THERMO FISHER SCIENTIFIC INC COM             883556102 13,542     299,000  SH        SHARED             299,000   0          0
TRIMBLE NAVIGATION LTD       COM             896239100 10,466     206,300  SH        SHARED             206,300   0          0
UBS AG                       SHS NEW         H89231338  1,369      22,700  SH        SHARED              22,700   0          0
UNITED THERAPEUTICS CORP DEL COM             91307C102  1,338      24,600  SH        SHARED              24,600   0          0
VISTEON CORP                 COM             92839U107  6,905     814,300  SH        SHARED             814,300   0          0